Fair Value Measurements, Derivative Instruments and Hedging Activities - Reconciliation of Changes in Carrying Amounts of Goodwill (Details) - USD ($) $ in Millions	12 Months Ended
	Nov. 30, 2015	Nov. 30, 2014
Goodwill [Roll Forward]
Beginning Balance	$ 3,127	$ 3,210
Foreign currency translation adjustment	(117)	(83)
Ending Balance	3,010	3,127
North America Cruise Brands
Goodwill [Roll Forward]
Beginning Balance	1,898	1,898
Ending Balance	1,898	1,898
EAA Cruise Brands
Goodwill [Roll Forward]
Beginning Balance	1,229	1,312
Foreign currency translation adjustment	(117)	(83)
Ending Balance	$ 1,112	$ 1,229